VK-HYM-STATPRO-SUP 080919

Statutory Prospectus Supplement dated August 9, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco High Yield Municipal Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The Fund will close to new investors other than in the circumstances outlined below effective the open of business on September 6, 2019.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on September 6, 2019, the Fund will limit public sales of its shares to certain investors.”

The following information is added as the last item under the heading “Other Information”:

“Limited Fund Offering

Effective as of the open of business on September 6, 2019, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on September 5, 2019 may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan is invested in the Fund as of September 5, 2019. New Employer Sponsored Retirement and Benefit Plans or their affiliated plans authorized on or prior to September 5, 2019, will have until March 5, 2020 to fund the account. Existing registered investment advisor (RIA) and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

VK-HYM-STATPRO-SUP 080919

ATEF-STATPRO-SUP 080919

Statutory Prospectus Supplement dated August 9, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco High Yield Municipal Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Invesco High Yield Municipal Fund will close to new investors other than in the circumstances outlined below effective the open of business on September 6, 2019.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on September 6, 2019, the Invesco High Yield Municipal Fund will limit public sales of its shares to certain investors.”

The following information is added as the last item under the heading “Other Information”:

“Limited Fund Offering (Invesco High Yield Municipal Fund)

Effective as of the open of business on September 6, 2019, the Invesco High Yield Municipal Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on September 5, 2019 may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan is invested in the Fund as of September 5, 2019. New Employer Sponsored Retirement and Benefit Plans or their affiliated plans authorized on or prior to September 5, 2019, will have until March 5, 2020 to fund the account. Existing registered investment advisor (RIA) and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

ATEF-STATPRO-SUP 080919